PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	June 30,	December 31,
	2024	2023

Computer and accessories	$87,117	$89,170
Office Equipment	24,835	25,420
Vehicle	24,781	25,365
Leasehold improvement	342,449	350,518
Less: accumulated depreciation	(421,070)	(414,003)
Property and equipment, net	$58,112	$76,470